Acquisition and Divestitures of Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2014
Acquisition of Oil and Gas Properties
Schedule of unaudited pro forma information as of the acquisition

        The following table presents unaudited pro forma information for the Company as if the Eagle Property Acquisition occurred on January 1, 2011 and the Anadarko Basin Acquisition had been completed on January 1, 2012 (in thousands, other than per share amounts):

	For the Year Ended December 31,
	2013(1)	2012(2)
Revenues and other	$539,562	$490,241

Net income (loss)	(340,400)	(129,885)
Preferred stock dividends	(15,589)	(26,000)

Loss attributable to common shareholders	$(355,989)	$(155,885)
Net loss per common share—basic and diluted	$(54.13)	$(25.99)
(1)
Includes the effect of the Anadarko Basin Acquisition, as the Eagle Property Acquisition was included in the historical results for this period.

(2)
Includes the effect of the Eagle Property Acquisition and the Anadarko Basin Acquisition.

Anadarko Basin Acquisition
Acquisition of Oil and Gas Properties
Schedule of fair value of the assets acquired and liabilities assumed in acquisition

        The fair value of, and the allocation to, the assets acquired and liabilities assumed in the Anadarko Basin Acquisition has been finalized and is shown in the following table (in thousands):

Anadarko Basin Acquisition
Oil and gas properties
Proved	$417,750
Unevaluated	207,606

Total assets acquired	$625,356
Asset retirement obligations	6,296

Total liabilities assumed	$6,296

Net assets acquired	$619,060

Eagle Property Acquisition
Acquisition of Oil and Gas Properties
Schedule of fair value of the assets acquired and liabilities assumed in acquisition

        The transaction was accounted for using the acquisition method of accounting. The fair value of, and the allocation to, the assets acquired and liabilities assumed in the Eagle Property Acquisition has been finalized and is shown in the following table (in thousands):

Eagle Property Acquisition
Oil and gas properties
Proved	$419,549
Unevaluated	244,236
Commodity derivative contracts	8,453

Total assets acquired	$672,238
Asset retirement obligations	2,662
Deferred income tax liabilities	25,985
Commodity derivative contracts	—

Total liabilities assumed	$28,647

Net assets acquired	$643,591